Other reserves (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of reserves within equity [abstract]
Other reserves

	As at 30.06.21	As at 31.12.20
	£m	£m
Currency translation reserve	2,376	2,871
Fair value through other comprehensive income reserve	(245)	5
Cash flow hedging reserve	664	1,575
Own credit reserve	(1,001)	(954)
Other reserves and treasury shares	1,062	964
Total	2,856	4,461